Basis of Presentation and Summary of Significant Accounting Policies - Narrative (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 26, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Accumulated deficit		$ 228,314,000		$ 206,303,000
Net loss		20,604,000	$ 12,205,000
Cash outflow from operating activities		7,035,000	16,293,000
Cash and cash equivalents		272,465,000		16,164,000
Working capital, net		270,182,000		$ 31,237,000
Proceeds from reverse recapitalization	$ 301,646,000	263,599,000	0
Proceeds from issuance of private placement	275,000,000
Cash acquired through reverse recapitalization	$ 26,646,000
Impairment of long-lived assets to be disposed of		$ 0	$ 0
Minimum
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, contract duration		6 months